UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Duma Capital Partners, L.P.
Address:  1370 Avenue of the Americas, 23rd Floor
          New York, NY 10019

13F File Number: 028-11715

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Sangyeup Lee
Title:    Chief Operating Officer
Phone:    (212) 918-1731

Signature, Place and Date of Signing:


    /s/ Sangyeup Lee                   New York, NY              May 14, 2008
    ------------------------------     ------------------------  --------------
               [Signature]                  [City, State]            [Date]

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0
                                         -----------

Form 13F Information Table Entry Total:  25
                                         -----------

Form 13F Information Table Value Total:  $90,883
                                         -----------
                                         (Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                 FORM 13F INFORMATION TABLE

COLUMN 1                      COLUMN 2       COLUMN 3      COLUMN 4        COLUMN 5       COLUMN 6   COLUMN 7       COLUMN 8
-----------------------------------------------------------------------------------------------------------------------------------
                              TITLE OF                      VALUE    SHRS OR  SH/  PUT/  INVESTMENT   OTHER       VOTING AUTHORITY
NAME OF ISSUER                 CLASS              CUSIP   (x$1000)   PRN AMT  PRN  CALL  DISCRETION  MANAGERS    SOLE  SHARED  NONE
-----------------------------------------------------------------------------------------------------------------------------------
ANHEUSER BUSCH COS INC        COM              035229103     2899      61100  SH         SOLE                   61100
-----------------------------------------------------------------------------------------------------------------------------------
COMPANHIA DE BEBIDAS DAS AME  SPON ADR PFD     20441W203      756      10000  SH         SOLE                   10000
-----------------------------------------------------------------------------------------------------------------------------------
COMPANHIA VALE DO RIO DOCE    SPONSORED ADR    204412209      346      10000  SH         SOLE                   10000
-----------------------------------------------------------------------------------------------------------------------------------
DIME BANCORP INC NEW          *W EXP 99/99/999 25429Q110      175     500000  SH         SOLE                  500000
-----------------------------------------------------------------------------------------------------------------------------------
FREEPORT-MCMORAN COPPER & GO  COM              35671D857     2117      22000  SH         SOLE                   22000
-----------------------------------------------------------------------------------------------------------------------------------
GRACE W R & CO DEL NEW        COM              38388F108    17408     762836  SH         SOLE                  762836
-----------------------------------------------------------------------------------------------------------------------------------
GRACE W R & CO DEL NEW        COM              38388F108     4564     200000  SH   CALL  SOLE                  200000
-----------------------------------------------------------------------------------------------------------------------------------
INDYMAC BANCORP INC           COM              456607100      197      39700  SH         SOLE                   39700
-----------------------------------------------------------------------------------------------------------------------------------
INVERNESS MED INNOVATIONS IN  COM              46126P106     1445      48000  SH         SOLE                   48000
-----------------------------------------------------------------------------------------------------------------------------------
ISHARES INC                   MSCI TAIWAN      464286731      999      63000  SH         SOLE                   63000
-----------------------------------------------------------------------------------------------------------------------------------
ISHARES TR                    MSCI EMERG MKT   464287234    11422      85000  SH         SOLE                   85000
-----------------------------------------------------------------------------------------------------------------------------------
ISHARES TR                    RUSSELL 2000     464287655     6829     100000  SH         SOLE                  100000
-----------------------------------------------------------------------------------------------------------------------------------
KANSAS CITY SOUTHERN          COM NEW          485170302      802      20000  SH         SOLE                   20000
-----------------------------------------------------------------------------------------------------------------------------------
KHD HUMBOLDT WEDAG INTL LTD   COM              482462108     2480     101800  SH         SOLE                  101800
-----------------------------------------------------------------------------------------------------------------------------------
LEHMAN BROS HLDGS INC         COM              524908100     2823      75000  SH         SOLE                   75000
-----------------------------------------------------------------------------------------------------------------------------------
METROPOLITAN HEALTH NETWORKS  COM              592142103      225     100000  SH         SOLE                  100000
-----------------------------------------------------------------------------------------------------------------------------------
OIL SVC HOLDRS TR             DEPOSTRY RCPT    678002106      884       5000  SH         SOLE                    5000
-----------------------------------------------------------------------------------------------------------------------------------

                                                 FORM 13F INFORMATION TABLE

COLUMN 1                      COLUMN 2       COLUMN 3      COLUMN 4        COLUMN 5       COLUMN 6   COLUMN 7       COLUMN 8
-----------------------------------------------------------------------------------------------------------------------------------
                              TITLE OF                      VALUE    SHRS OR  SH/  PUT/  INVESTMENT   OTHER       VOTING AUTHORITY
NAME OF ISSUER                 CLASS              CUSIP   (x$1000)   PRN AMT  PRN  CALL  DISCRETION  MANAGERS    SOLE  SHARED  NONE
-----------------------------------------------------------------------------------------------------------------------------------
PAN AMERICAN SILVER CORP      COM              697900108      384      10000  SH         SOLE                   10000
-----------------------------------------------------------------------------------------------------------------------------------
PRECISION CASTPARTS CORP      COM              740189105     1531      15000  SH         SOLE                   15000
-----------------------------------------------------------------------------------------------------------------------------------
SILVER STD RES INC            COM              82823L106      303      10000  SH         SOLE                   10000
-----------------------------------------------------------------------------------------------------------------------------------
SPDR SERIES TRUST             S&P HOMEBUILD    78464A888      993      45800  SH         SOLE                   45800
-----------------------------------------------------------------------------------------------------------------------------------
SPDR TR                       UNIT SER 1       78462F103    29033     220000  SH         SOLE                  220000
-----------------------------------------------------------------------------------------------------------------------------------
TEXAS INDS INC                COM              882491103      902      15000  SH         SOLE                   15000
-----------------------------------------------------------------------------------------------------------------------------------
TORCH ENERGY ROYALTY TRUST    UNIT BEN INT     891013104      483      48171  SH         SOLE                   48171
-----------------------------------------------------------------------------------------------------------------------------------
WELLPOINT INC                 COM              94973V107      883      20000  SH         SOLE                   20000
-----------------------------------------------------------------------------------------------------------------------------------